Parent company accounts - Statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
	Apr. 29, 2022	Dec. 31, 2021		Dec. 31, 2020
Capital contribution from Barclays Plc		£ 0	[1]	£ 1,500
Capital contribution from parent
Capital contribution from Barclays Plc	£ 750
Barclays Bank PLC
Amounts payable, related party transactions		6,000		6,000
Interest paid, classified as financing activities		£ 164		152
Capital contribution from Barclays Plc				£ 1,500
Barclays Bank PLC | Capital contribution from parent
Capital contribution from Barclays Plc	£ 750

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.